UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2013

www.plumbfunds.com

PLUMB FUNDS

September 30, 2013

Dear Fellow Shareholders:

We are pleased to present you the semi-annual report of the Plumb Funds. The Funds commenced operations May 24, 2007, in a very challenging investment environment. The period ended September 30, 2013, continued the fourth year of recovery for U.S. stock markets. Over the past six months, both the Plumb Balanced Fund and the Plumb Equity Fund provided shareholders positive returns, with the Funds up 5.18% and 6.55%, respectively. For the one-year period ended September 30, 2013, the average annual return has been 11.96% for the Plumb Balanced Fund and 13.09% for the  Equity Fund.  For the three-year period ended September 30, 2013, the average annual return has been 7.21% for both the Plumb Balanced Fund and the Plumb Equity Fund. For the five-year period ended September 30, 2013, the average annual return has been 5.81% for the Plumb Balanced Fund and 4.70% for the Plumb Equity Fund. Since inception, the Plumb Balanced Fund and Plumb Equity Fund have averaged annual returns of 1.37% and -0.05%, respectively. The Balanced Fund’s Gross Expense Ratio, including acquired fund fees and expenses, as noted in the prospectus dated August 1, 2013 was 1.48%. The Equity Fund’s Gross Expense Ratio, including acquired fund fees and expenses, as noted in the prospectus dated August 1, 2013 was 1.47%.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

The Funds’ performance should be reviewed in the light of the markets that they operate in. For the last one year, three years, five years, and since the Funds’ inception, as of September 30, 2013, the U.S. stock market has had average annual returns of 19.34%, 16.27%, 10.02%, and 3.98%, as measured by the total return of the S&P 500. The broader international markets, as measured by the MSCI EAFE Index, have averaged 20.35%, 5.22%, 3.20, and -3.26% during those periods, while the Barclays Capital Intermediate Government/Credit Bond Index averaged -0.52%, 0.60%, 3.83% and 3.95% for the same time frames.

Our investment approach is to seek out good quality, growing companies trading at what we believe are reasonable prices. In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the volatility of the stock market and to provide an income component to our total return objective. With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective. In fact, at times, the dividend yield on high quality blue-chip stocks exceeded the yield of ten-year U.S. Treasury Bonds. In this environment, we have added income generating securities that may have an equity component to the Balanced Fund’s overall asset mix.

Absolute and relative investment returns typically are influenced by the markets we operate in, our allocation to the sectors within the market, and our individual

PLUMB FUNDS

security selection. With the S&P 500 up almost 20% but the bond market down close to 0.5% over the last year, as represented by the Barclays Capital Intermediate Government/Credit Bond Index, fixed income exposure substantially dampened our returns. Our stock selection in financials and consumer staples improved our relative returns while our stock selection in consumer discretionary and industrials dampened our returns.

The largest individual contributors to our investment return over the last six months were American International Group, Vodafone, DuPont and Constellation Brands. The largest detractors were Phillips 66, Ion Geophysical, TransCanada, and Las Vegas Sands. In the Balanced Fund, our short duration improved our relative performance. We believe that the Funds’ investments are positioned to potentially benefit from an improving worldwide economic environment while seeking to protect us from a rising interest rate scenario.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

PLUMB FUNDS

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2013 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 – September 30, 2013).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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Expense Example
September 30, 2013 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,051.80	$6.48

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.75	$6.38

*
Expenses are equal to the Fund’s annualized expense ratio of 1.26% (including acquired fund fees and expenses), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$1,065.50	$7.30

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.13

*
Expenses are equal to the Fund’s annualized expense ratio of 1.41%, (including acquired fund fees and expenses), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2013
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of September 30, 2013
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 68.06%

Amusement, Gambling, and Recreation
Industries – 2.17%
The Walt Disney Company	11,000	$709,390

Beverage and Tobacco Product Manufacturing – 3.77%
Constellation Brands, Inc. (a)	14,500	832,300
PepsiCo, Inc.	5,000	397,500
		1,229,800

Broadcasting (except Internet) – 1.30%
Liberty Interactive Corporation (a)	18,000	422,460

Chemical Manufacturing – 9.82%
Abbott Laboratories	12,000	398,280
Allergan, Inc.	6,500	587,925
Church & Dwight Company, Inc.	7,000	420,350
E.I. du Pont de Nemours and Company	10,000	585,600
Johnson & Johnson	8,500	736,865
Merck & Company, Inc.	10,000	476,100
		3,205,120

Computer and Electronic Product
Manufacturing – 6.77%
Apple, Inc.	1,000	476,750
Cisco Systems, Inc.	15,000	351,300
ION Geophysical Corporation (a)	20,000	104,000
Microchip Technology, Inc.	15,000	604,350
QUALCOMM, Inc.	10,000	673,600
		2,210,000

Couriers and Messengers – 1.96%
United Parcel Service, Inc. – Class B	7,000	639,590

Credit Intermediation and Related Activities – 9.31%
American Express Company	10,000	755,200
Citigroup, Inc.	10,000	485,100
Discover Financial Services	10,200	515,508
JPMorgan Chase & Company	10,000	516,900
Visa, Inc. – Class A	4,000	764,400
		3,037,108

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Data Processing, Hosting, and Related Services – 1.24%
Fiserv, Inc. (a)	4,000	$404,200

Electrical Equipment, Appliance, and
Component Manufacturing – 2.38%
Emerson Electric Company	12,000	776,400

Food Manufacturing – 1.20%
Mondelez International, Inc.	12,500	392,750

Food Services and Drinking Places – 1.33%
McDonald’s Corporation	4,500	432,945

Insurance Carriers and Related Activities – 3.40%
American International Group, Inc.	13,500	656,505
Berkshire Hathaway, Inc. – Class B (a)	4,000	454,040
		1,110,545

Machinery Manufacturing – 2.34%
General Electric Company	32,000	764,480

Merchant Wholesalers, Nondurable Goods – 1.39%
The Procter & Gamble Company	6,000	453,540

Miscellaneous Manufacturing – 3.14%
3M Company	5,000	597,050
Medtronic, Inc.	8,000	426,000
		1,023,050

Other Information Services – 1.61%
Google Inc. (a)	600	525,546

Petroleum and Coal Products Manufacturing – 6.11%
BP PLC – ADR	10,000	420,300
Chevron Corporation	4,000	486,000
ConocoPhillips	9,000	625,590
Phillips 66	8,000	462,560
		1,994,450

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation – 3.17%
Enbridge, Inc. (b)	10,000	$417,400
TransCanada Corporation (b)	14,000	615,160
		1,032,560

Professional, Scientific, and Technical Services – 1.09%
Exact Sciences Corporation (a)	30,000	354,300

Rental and Leasing Services – 1.63%
Ryder System, Inc.	8,900	531,330

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.30%
The Charles Schwab Corporation	20,000	422,800

Support Activities for Mining – 1.63%
Schlumberger Limited (b)	6,000	530,160

TOTAL COMMON STOCKS
(Cost $16,008,601)		22,202,524

EXCHANGE-TRADED FUNDS – 2.97%

Funds, Trusts, and Other Financial Vehicles – 2.97%
Alerian MLP ETF	40,000	703,600
Vanguard REIT ETF	4,000	264,640
		968,240

TOTAL EXCHANGE-TRADED FUNDS
(Cost $934,763)		968,240

	Principal
	Amount

CORPORATE BONDS – 22.97%

Beverage and Tobacco Product Manufacturing – 1.77%
Lorillard Tobacco Company
6.875%, 05/01/2020	$500,000	575,776

Computer and Electronic Product Manufacturing – 1.56%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	510,000

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Credit Intermediation and Related Activities – 3.15%
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	$500,000	$500,415
Zions Bancorporation
3.700%, 02/15/2018	523,000	526,144
		1,026,559

Funds, Trusts, and Other Financial Vehicles – 4.78%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	533,770
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	504,941
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	519,057
		1,557,768
Health and Personal Care Stores – 1.02%

CVS Pass-Through Trust
6.943%, 01/10/2030	285,868	333,131

Merchant Wholesalers, Durable Goods – 1.63%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	531,434

Oil and Gas Extraction – 4.87%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	508,976
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	543,750
Plains Exploration & Production Company
6.625%, 05/01/2021	500,000	536,682
		1,589,408

Pipeline Transportation – 1.14%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	372,340

Professional, Scientific, and Technical Services – 1.62%
Affiliated Computer Services
5.200%, 06/01/2015	500,000	529,722

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.43%
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	$500,000	$468,053

TOTAL CORPORATE BONDS
(Cost $7,389,572)		7,494,191

U.S. GOVERNMENT OBLIGATIONS – 2.61%

United States Treasury Note
0.025%, 10/31/14	600,000	600,750
0.025%, 07/31/15	250,000	249,829
		850,579

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $850,929)		850,579

	Shares

SHORT-TERM INVESTMENTS – 0.68%

Money Market Funds – 0.68%
STIT-STIC Prime Portfolio 0.019% (c)	222,945	222,945

TOTAL SHORT-TERM INVESTMENTS
(Cost $222,945)		222,945

Total Investments
(Cost $25,406,810) – 97.29%		31,738,479
Other Assets in Excess of Liabilities – 2.71%		884,386
TOTAL NET ASSETS – 100.00%		$32,622,865

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Cayman Islands 1.56%, Canada 3.16%, Netherlands Antilles 1.63%, Finland 1.56%.
(c)	Variable rate security. The rate listed is as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 95.68%

Amusement, Gambling, and
Recreation Industries – 2.53%
The Walt Disney Company	9,000	$580,410

Beverage and Tobacco Product Manufacturing – 6.00%
Constellation Brands, Inc. (a)	15,000	861,000
PepsiCo, Inc.	6,500	516,750
		1,377,750

Broadcasting (except Internet) – 4.37%
Liberty Interactive Corporation (a)	18,000	422,460
Sirius XM Radio, Inc.	150,000	580,500
		1,002,960

Chemical Manufacturing – 11.54%
Abbott Laboratories	10,000	331,900
Allergen, Inc.	7,000	633,150
Church & Dwight Company, Inc.	7,500	450,375
E.I. du Pont de Nemours and Company	10,000	585,600
Johnson & Johnson	7,500	650,175
		2,651,200

Computer and Electronic Product
Manufacturing – 10.71%
Apple, Inc.	1,200	572,100
Cisco Systems, Inc.	20,000	468,400
ION Geophysical Corporation (a)	35,000	182,000
Microchip Technology, Inc.	14,000	564,060
QUALCOMM, Inc.	10,000	673,600
		2,460,160

Couriers and Messengers – 1.99%
United Parcel Service, Inc. – Class B	5,000	456,850

Credit Intermediation and Related Activities – 12.73%
American Express Company	8,500	641,920
Citigroup, Inc.	10,000	485,100
Discover Financial Services	10,200	515,508
JPMorgan Chase & Company	10,000	516,900
Visa, Inc. – Class A	4,000	764,400
		2,923,828

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Data Processing, Hosting, and Related Services – 1.76%
Fiserv, Inc. (a)	4,000	$404,200

Food Manufacturing – 2.19%
Mondelez International, Inc.	16,000	502,720

Food Services and Drinking Places – 1.88%
McDonald’s Corporation	4,500	432,945

Insurance Carriers and Related Activities – 3.18%
American International Group, Inc.	15,000	729,450

Machinery Manufacturing – 2.81%
General Electric Company	27,000	645,030

Miscellaneous Manufacturing – 5.38%
3M Company	5,000	597,050
Medtronic, Inc.	12,000	639,000
		1,236,050

Nonstore Retailers – 1.94%
eBay, Inc. (a)	8,000	446,320

Other Information Services – 2.48%
Google Inc. (a)	650	569,341

Petroleum and Coal Products Manufacturing – 7.78%
Chevron Corporation	5,000	607,500
ConocoPhillips	9,500	660,345
Phillips 66	9,000	520,380
		1,788,225

Pipeline Transportation – 4.48%
Enbridge, Inc. (b)	12,000	500,880
TransCanada Corporation (b)	12,000	527,280
		1,028,160

Professional, Scientific, and Technical Services – 2.31%
Exact Sciences Corporation (a)	45,000	531,450

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Rental and Leasing Services – 2.21%
Ryder System, Inc.	8,500	$507,450

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.30%
The Charles Schwab Corporation	25,000	528,500

Support Activities for Mining – 2.77%
Schlumberger Limited (b)	7,200	636,192

Water Transportation – 2.34%
Carnival Corporation	16,500	538,560

TOTAL COMMON STOCKS
(Cost $16,454,716)		21,977,751

EXCHANGE-TRADED FUNDS – 3.43%

Funds, Trusts, and Other Financial Vehicles – 3.43%
Schwab U.S. Small-Cap ETF	10,000	482,200
SPDR S&P Homebuilders ETF	10,000	305,700
		787,900

TOTAL EXCHANGE-TRADED FUNDS
(Cost $664,391)		787,900

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2013 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.99%

Money Market Funds – 0.99%
STIT-STIC Prime Portfolio 0.019% (c)	227,032	$227,032

TOTAL SHORT-TERM INVESTMENTS
(Cost $227,032)		227,032

Total Investments
(Cost $17,346,139) – 100.10%		22,992,683
Liabilities in Excess of Other Assets – (0.10)%		(23,808)
TOTAL NET ASSETS – 100.00%		$22,968,875

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Canada 4.48%, Netherlands Antilles 2.77%.
(c)	Variable rate security. The rate listed is as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

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Statements of Assets and Liabilities
September 30, 2013 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund

Assets
Investments, at value*	$31,738,479	$22,992,683
Dividends and interest receivable	119,531	14,985
Receivable for investments sold	1,354,470	—
Receivable for fund shares sold	1,310	2,674
Prepaid assets	7,289	6,839
Total Assets	33,221,079	23,017,181

Liabilities
Payable for investments purchased	530,698	—
Accrued distribution fee	25,317	8,917
Payable to Advisor (a)	2,803	6,091
Administrative & accounting services fee payable (a)	5,360	3,803
Accrued expenses and other liabilities	34,036	29,495
Total Liabilities	598,214	48,306
Net Assets	$32,622,865	$22,968,875

Net Assets Consist Of:
Paid in capital	$38,032,580	$20,676,800
Accumulated undistributed net
investment income	376,772	141,477
Accumulated net realized loss	(12,118,156)	(3,495,946)
Net unrealized appreciation on investments	6,331,669	5,646,544
Net Assets	$32,622,865	$22,968,875

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,690,746	1,206,295
Net asset value, offering and
redemption price per share	$19.29	$19.04

* Cost of Investments	$25,406,810	17,346,139

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2013 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund

Investment Income:
Dividends (Net of foreign withholding
taxes of $3,182 and $2,916, respectively)	$287,808	$261,210
Interest	163,963	71
Total Investment Income	451,771	261,281

Expenses:
Investment Advisor’s fee (a)	108,189	88,882
Distribution fees	41,611	34,185
Administrative & accounting service fees (a)	33,289	27,348
Legal fees	14,655	11,738
Administration fee	4,192	4,309
Transfer agent fees and expenses	19,897	19,448
Fund accounting fees	15,176	14,295
Registration fees	5,460	5,531
Director fees and expenses	8,448	6,483
Audit and tax fees	8,652	6,662
Custody fees	4,288	5,758
Insurance expense	1,813	2,092
Printing and mailing expense	2,763	1,754
Total expenses before waiver	268,433	228,485
Less: Fees waived/reimbursed by Advisor (a)	(60,376)	(37,047)
Net expenses	208,057	191,438
Net Investment Income	243,714	69,843
Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,583,829	3,008,575
Net change in unrealized appreciation
on investments	(96,372)	(1,145,195)
Net realized and unrealized gain
on investments	1,487,457	1,863,380

Net Increase in Net Assets
Resulting from Operations	$1,731,171	$1,933,223

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2013	2013
	(Unaudited)

Operations:
Net investment income	$243,714	$787,846
Net realized gain (loss) on investments	1,583,829	(1,037,757)
Net change in unrealized appreciation
on investments and options	(96,372)	465,471
Net increase in net assets
resulting from operations	1,731,171	215,560

Dividends And Distributions To Shareholders:
Net investment income	—	(913,396)
Total dividends and distributions	—	(913,396)

Capital Share Transactions:
Proceeds from shares sold	594,092	2,784,133
Shares issued in reinvestment of dividends	—	482,860
Cost of shares redeemed	(3,796,643)	(18,456,219)
Net decrease in net assets
from capital share transactions	(3,202,551)	(15,189,226)

Total decrease in net assets	(1,471,380)	(15,887,062)

Net Assets:
Beginning of period	34,094,245	49,981,307
End of period*	$32,622,865	$34,094,245

* Including accumulated undistributed net
investment income of	$376,772	$133,058

Change In Shares Outstanding:
Shares sold	31,600	158,696
Shares issued in reinvestment of dividends	—	28,122
Shares redeemed	(200,321)	(1,046,591)
Net decrease	(168,721)	(859,773)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2013	2013
	(Unaudited)

Operations:
Net investment income	$69,843	$471,738
Net realized gain (loss) on investments	3,008,575	(892,994)
Net change in unrealized appreciation
on investments and options	(1,145,195)	(46,484)
Net increase (decrease) in net assets
resulting from operations	1,933,223	(467,740)

Dividends And Distributions To Shareholders:
Net investment income	—	(530,427)
Total dividends and distributions	—	(530,427)

Capital Share Transactions:
Proceeds from shares sold	523,768	4,771,965
Shares issued in reinvestment of dividends	—	436,144
Cost of shares redeemed	(15,910,355)	(17,769,354)
Net decrease in net assets from
capital share transactions	(15,386,587)	(12,561,245)

Total decrease in net assets	(13,453,364)	(13,559,412)

Net Assets:
Beginning of period	36,422,239	49,981,651
End of period*	$22,968,875	$36,422,239

* Including accumulated undistributed net
investment income of	$141,477	$71,634

Change In Shares Outstanding:
Shares sold	28,859	282,853
Shares issued in reinvestment of dividends	—	26,101
Shares redeemed	(860,599)	(1,044,132)
Net decrease	(831,740)	(735,178)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

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PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2013
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$18.34
Operations:
Net investment income(1)	0.15
Net realized and unrealized gain (loss)	0.80

Total from investment operations	0.95

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	0.95

Net asset value, end of period	$19.29
Total return(2)	5.18	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$32,623
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.61	%(5)
After expense reimbursement and waivers(3)	1.25	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	1.46	%(5)
Portfolio turnover rate	21	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2013	2012	2011	2010	2009

$18.38	$17.82	$16.43	$12.72	$17.52

0.39	0.29	0.31	0.33	0.37
(0.01)	0.54	1.44	3.73	(4.80)

0.38	0.83	1.75	4.06	(4.43)

(0.42)	(0.27)	(0.36)	(0.35)	(0.37)
(0.42)	(0.27)	(0.36)	(0.35)	(0.37)

(0.04)	0.56	1.39	3.71	(4.80)

$18.34	$18.38	$17.82	$16.43	$12.72
2.22%	4.87%	10.76%	32.01%	(25.33)%

$34,094	$49,981	$44,626	$44,476	$34,754

1.47%	1.48%	1.56%	1.64%	1.57%
1.25%	1.25%	1.21%	1.10%	1.10%

1.83%	1.78%	1.79%	2.15%	2.19%
64%	72%	85%	54%	63%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2013
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$17.87
Operations:
Net investment income(1)	0.08
Net realized and unrealized gain (loss)	1.09

Total from investment operations	1.17

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	1.17

Net asset value, end of period	$19.04
Total return(2)	6.55	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$22,969
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.67	%(5)
After expense reimbursement and waivers(3)	1.40	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	0.51	%(5)
Portfolio turnover rate	26	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2013	2012	2011	2010	2009

$18.02	$17.56	$15.75	$11.31	$16.49

0.20	0.09	0.07	0.14	0.10
(0.14)	0.41	1.86	4.45	(5.17)

0.06	0.50	1.93	4.59	(5.07)

(0.21)	(0.04)	(0.12)
(0.21)	(0.04)	(0.12)	(0.15)	(0.11)

(0.15)	0.46	1.81	4.44	(5.18)

$17.87	$18.02	$17.56	$15.75	$11.31
0.42%	2.88%	12.31%	40.66%	(30.81)%

$36,422	$49,982	$17,322	$15,406	$10,883

1.46%	1.54%	1.85%	2.18%	2.14%
1.40%	1.40%	1.35%	1.20%	1.20%

1.08%	0.80%	0.46%	0.98%	0.65%
84%	69%	111%	73%	83%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  The Advisor is indirectly owned by SVA Plumb Financial, LLC which in turn is partially owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2013, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stock*	$22,202,524	$—	$—	$22,202,524
Exchange-Traded Funds*	968,240	—	—	968,240
Corporate Bonds*	—	7,494,191	—	7,494,191
U.S. Government Obligations	—	850,579	—	850,579
Money Market Funds	222,945	—	—	222,945
Total	$23,393,709	$8,344,770	$—	$31,738,479

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stock*	$21,977,751	$—	$—	$21,977,751
Exchange-Traded Funds*	787,900	—	—	787,900
Money Market Funds	227,032	—	—	227,032
Total	$22,992,683	$—	$—	$22,992,683

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the period ending September 30, 2013, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended September 30, 2013, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2009.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return.  The Funds may invest in purchased call options in an attempt to achieve increased total returns. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds did not hold any derivative instruments during the six months ended September 30, 2013.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2013, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $41,611 and $34,185, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2013, $25,317 and $8,917 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2014, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2013, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $60,376 and $37,047, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2013 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2014 . . . . . . . $147,474	2014 . . . . . . . $77,943
2015 . . . . . . . $109,061	2015 . . . . . . . $42,559
2016 . . . . . . . $94,065	2016 . . . . . . . $24,641

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$6,918,229	$6,880,461
Sales:	$10,645,515	$22,344,182

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2013 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 66.12% of the Plumb Balanced Fund and 71.96% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2013 the components of accumulated earnings (losses) for income tax purposes were as follows:

PLUMB FUNDS

Notes to Financial Statements
September 30, 2013 (Unaudited) (Continued)

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$6,502,063	$7,201,841
Unrealized depreciation	(132,837)	(493,343)
Net tax unrealized
appreciation on investments	6,369,226	6,708,498
Undistributed ordinary income	133,058	71,634
Other accumulated losses	(13,643,170)	(6,421,280)
Total accumulated gains (losses)	$(7,140,886)	$358,852

The tax cost of investments as of March 31, 2013 was $27,549,134 and $29,789,730 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2013 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(4,420,496)	$(2,303,236)
March 31, 2018	$(8,217,998)	$(3,175,337)
Short-Term Indefinite	$(912,524)	$(942,707)
Long-Term Indefinite	$(92,152)	$—

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2013 and 2012 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
Distributions paid from:
Ordinary Income	$913,396	$768,145
Total Distributions Paid	$913,396	$768,145

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
Distributions paid from:
Ordinary Income	$530,427	$105,019
Total Distributions Paid	$530,427	$105,019

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 20, 2013, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses until July 31, 2014, to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered at the Meeting various materials, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum from the Funds’ management providing information regarding:

o	the Funds’ absolute performances, and their performances relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers;

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor; and

o	services provided to other similarly sized clients of the Advisor and the fees paid by such clients.

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor, and additional services provided by the Advisor that were not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. The Board noted that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology, and administrative services necessary for operation of the Funds; and performs regular compliance and risk analysis functions for the Funds.

The Board determined that the Advisor, which has significant experience over the past quarter century managing mutual funds, was well qualified to continue managing the Funds.  The Board noted the long history of the portfolio managers and other Advisor staff in the money management industry.  The Board noted that, based on the information presented to it in the Meeting materials, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds and that such services were adequate for the Funds’ needs.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and life-of-fund performances of the Balanced Fund and Equity Fund.  The Advisor discussed the performance of the Funds, noting that the performance of each Fund had lagged its respective benchmark during each period, and particularly over the one-year period (in which the Equity Fund underperformed its benchmark by 12.95 percent and the Balanced Fund underperformed its benchmark by 5.61 percent).  The Board noted that while both Funds had underperformed their respective

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

benchmark indices over the five-year and since-inception periods, the degree of underperformance was far less pronounced than over the shorter performance periods.  The Board noted that both Funds were created in May of 2007, such that the market turmoil during much of that period may make historical performance comparisons less informative than they might otherwise be due to the lack of performance information over more historically typical periods in the markets.  Directors expressed comfort in the Advisor’s adherence to the investment objectives, strategies, and programs of the Funds and its resolve to follow its principles in these markets.  The Advisor noted that it had recently implemented additional internal risk-control measures, which were outlined to the Board, in an effort to limit the risk of future underperformance and to improve the total return of each of the Funds.  The Board determined that these measures were reasonably likely to achieve their intended results and should therefore be taken into consideration in assessing the historical underperformance of the Funds.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expenses totaled 1.47 percent for the Balanced Fund and 1.46 percent for the Equity Fund, and that after the waiver of certain fees and expenses the expense ratio was 1.25 percent for the Balanced Fund and 1.40 percent for the Equity Fund. The Advisor noted that the gross expense ratios for each Fund had declined over the past fiscal year.  The Advisor said that both of these expense ratios were somewhat higher than both the average and the median of their respective Morningstar comparison universes, but that the Morningstar expense ratios included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board stressed the Advisor’s willingness to waive and reimburse portions of its advisory fee to keep the Funds’ expense ratios reasonably competitive.  The Board also noted that expense ratios tend to be higher for small funds in comparison to the industry in general, and that the asset growth over the past year had contributed to a positive trend of lower gross expense ratios.  Overall, the Directors concurred that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and that the Funds’ expense ratios were reasonable compared to peers and competitors.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  Based on information provided by the Advisor, it estimated that each of the Funds would need to approximately double their assets under management to achieve a level of assets under management whereby the gross expense ratio of each Fund were equal to or less than the amount of fees currently being waived by the Funds.  The Board noted that an increase in assets could help the Funds to achieve economies of scale in the Funds’ operations, as evidenced by the impact of the growth in assets on the gross expense ratios of the Funds during the prior fiscal year, but that due to the continued relatively small size of the Funds, the Funds have yet to achieve any significant economies of scale.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that it does not provide similar services to any other registered investment company.  The Board considered the fees for other accounts managed by the Advisor.  The Advisor indicated that none of these other accounts had identical investment objectives as either of the Funds.  The Advisor outlined its standard investment advisory contract fee schedule for separately managed accounts and said that the standard contract is not strictly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as with a registered investment company.  The Advisor said that much of the assets invested in the Funds are from separately managed account clients, such that the Advisor waives its fee with respect to those client assets invested in the Funds, and that as a result, the Funds do not generate significant profitability for the Advisor.  The Board agreed with this assessment.

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date   11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date   11/22/13

By (Signature and Title)  /s/ Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date   11/22/13